Current liabilities - lease liabilities	6 Months Ended
Dec. 31, 2023
Current lease liabilities [Abstract]
Current liabilities - lease liabilities	Note 13. Current liabilities - lease liabilities
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Lease liability	88	134
Refer to note 18 for further information on financial risk management.